Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Disclosure of issuance of shares

Ordinary shares
Shares in issue at December 31, 2020	29,146,992
Issued in relation to June 2021 IPO	3,000,000
Issued in relation to vesting of PSU, RSU and options	145,656
Shares in issue at December 31, 2021	32,292,648
Issued in relation to creation of treasury shares in August 2022	3,500,000
Issued in relation to vesting of PSU, RSU and options	252,058
Shares in issue at December 31, 2022	36,044,706
Issued in relation to vesting of PSU, RSU and options	309,591
Shares in issue at December 31, 2023	36,354,297